Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 25,609	$ 19,337
Interest expense	19,277	13,135
Net interest income	6,332	6,202
Interest and dividend income [member] | Financial assets measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	9,474	6,709
Interest and dividend income [member] | Financial assets measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	1,608	942
Interest and dividend income [member] | Financial assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	14,527	11,686
Interest expense [member] | Financial liabilities measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	9,084	6,240
Interest expense [member] | Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	$ 10,193	$ 6,895